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                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [ ]; Amendment Number ____________

      This Amendment (Check only one): [ ] is a restatement
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Daniels & Tansey, LLP
Address: 1013 Centre Road
         Suite 220
         Wilmington, DE 19805

Form 13F File Number: 028-14068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Christopher F. Daniels
Title:   Chief Compliance Officer
Phone:   310-594-1070

Signature, Place and Date of Signing:

Christopher F. Daniels              Wilmington, DE,             October 26, 2011

Report Type (Check only one.):

[x] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

List of Other Managers Reporting for this Manager:

      None

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  137339
                                         -----------
                                         (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE
                               DANIELS+TANSEY LLP
                            AS OF SEPTEMBER 30, 2011

COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4 COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION   MGRS    SOLE    SHARED   NONE
---------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ --------- ------
ALPHATEC HOLDINGS INC        COM               02081G102      682   323435 SH       SOLE       N/A                       323435
DU PONT E I DE NEMOURS & CO  COM               263534109      257     6421 SH       SOLE       N/A                         6421
FIRST NIAGARA FINL GRP INC   COM               33582V108      126    13733 SH       SOLE       N/A                        13733
NOVOGEN LIMITED              SPON ADR          67010f103        9    14400 SH       SOLE       N/A                        14400
SHORE BANCSHARES INC         COM               825107105       51    11744 SH       SOLE       N/A                        11744
SELECT SECTOR SPDR TRUST     SBI CONS STPLS    81369Y308     3086   104055 SH       SOLE       N/A                       104055
SELECT SECTOR SPDR TRUST     SBI INT-ENERGY    81369Y506     2851    48723 SH       SOLE       N/A                        48723
SELECT SECTOR SPDR TRUST     SBI-UTILITIES     81369Y886     2906    86425 SH       SOLE       N/A                        86425
ISHARES TR                   S&P MIDCAP 400    464287507    13824   177249 SH       SOLE       N/A                       177249
ISHARES TR                   MSCI EAFE INDEX   464287465      154     3225 SH       SOLE       N/A                         3225
ISHARES TR                   MSCI EMERG MKT    464287234      396    11273 SH       SOLE       N/A                        11273
ISHARES TR                   RUSSELL 1000      464287622    15606   249533 SH       SOLE       N/A                       249533
ISHARES TR                   S&P MODERATE      464289875      422    14574 SH       SOLE       N/A                        14574
ISHARES TR                   S&P SMLCAP 600    464287804     8794   150225 SH       SOLE       N/A                       150225
ISHARES TR                   DJ US UTILS       464287697      321     3930 SH       SOLE       N/A                         3930
POWERSHARES DB CMDTY IDX TR  UNIT BEN INT      73935S105     3403   132148 SH       SOLE       N/A                       132148
SPDR SERIES TR               DJ REIT ETF       78464A607     4200    74333 SH       SOLE       N/A                        74333
SPDR S&P 500 ETF TRUST       TR UNIT           78462F103    13860   122498 SH       SOLE       N/A                       122498
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF  922042858     5538   154568 SH       SOLE       N/A                       154568
VANGUARD SPECIALIZED PORTFOL DIV APP ETF       921908844     3710    76093 SH       SOLE       N/A                        76093
ISHARES TR                   BARCLYS 1-3 YR CR 464288646     1797    17282 SH       SOLE       N/A                        17282
ISHARES TR                   BARCLYS 3-7 YR    464288661      213     1753 SH       SOLE       N/A                         1753
ISHARES TR                   AGENCY BD FD      464288166     2744    24345 SH       SOLE       N/A                        24345
ISHARES TR                   BARCLY USAGG B    464287226    16059   145847 SH       SOLE       N/A                       145847
ISHARES TR                   BARCLLYS INTER CR 464288638     5952    55736 SH       SOLE       N/A                        55736
ISHARES TR                   BARCLYS MBS BD    464288588    15749   145572 SH       SOLE       N/A                       145572
ISHARES TR                   S&P NATL AMTFREE  464288414      590     5535 SH       SOLE       N/A                         5535
ISHARES TR                   US PFD STK IDX    464288687      488    13723 SH       SOLE       N/A                        13723
POWERSHARES GLOBAL ETF TRUST SOVEREIGN DEBT    73936T573     1350    51619 SH       SOLE       N/A                        51619
SPDR SERIES TR               BARCLYS YLD ETF   78464A417    12201   337128          SOLE       N/A                       337128